COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
NOTE 14. COMMITMENTS AND CONTINGENCIES

a. Iconic Guarantees

On May 26, 2015, BiVi LLC (“BiVi”) entered into a License Agreement with Neighborhood Licensing, LLC (the “BiVi Licensor”), an entity owned by Chazz Palminteri (“Palminteri”), to use Palminteri’s endorsement, signature and other intellectual property owned by the BiVi Licensor. Iconic has agreed to guarantee and act as surety for BiVi’s obligations under certain sections of the License Agreement and to indemnify the BiVi Licensor and Palminteri against third party claims.

On November 12, 2015, Bellissima Spirits LLC (“Bellissima”) entered into a License Agreement with Christie Brinkley, Inc. (the “Bellissima Licensor”), an entity owned by Christie Brinkley (“Brinkley”), to use Brinkley’s endorsement, signature, and other intellectual property owned by the Bellissima Licensor. Iconic has agreed to guarantee and act as surety for Bellissima’s obligations under certain sections of the License Agreement and to indemnify the Bellissima Licensor and Brinkley against third party claims.

b. Royalty Obligations of BiVi and Bellissima

Pursuant to the License Agreement with the Bivi Licensor (see Note 13a. above), BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee of $100,000 in year 1, $150,000 in year 2, $165,000 in year 3, $181,500 in year 4, $199,650 in year 5, and $219,615 in year 6 and each subsequent year.

Pursuant to the License Agreement and Amendment No. 1 to the License Agreement effective September 30, 2017 with the Bellissima Licensor (see Note 13a. above), Bellissima is obligated to pay the Bellissima Licensor a Royalty Fee equal to 10% of monthly gross sales (12.5% for sales in excess of defined Case Break Points) of Bellissima Brand products payable monthly. The Bellissima Licensor has the right to terminate the endorsement if Bellissima fails to sell 10,000 cases of Bellissima Brand products in year 1, 15,000 cases in year 2, or 20,000 cases in year 3 and each subsequent year.

c. Brand Licensing Agreement relating to Hooters Marks

On July 23, 2018, United Spirits, Inc. (“United”) executed a Brand Licensing Agreement (the “Agreement”) with HI Limited Partnership (“the Licensor”). The Agreement provides United a license to use certain “Hooters” Marks to manufacture, market, distribute, and sell alcoholic products.

The Initial Term of the Agreement is from July 23, 2018 through December 31, 2020. Provided that United is not in breach of any terms of the Agreement, United may extend the Term for an additional 3 years through December 31, 2023.

The Agreement provides for United’s payment of Royalty Fees (payable quarterly) to the Licensor equal to 6% of the net sales of the licensed products subject to a minimum royalty fee of $65,000 for Agreement year 1 (ending December 31, 2018), $255,000 for Agreement year 2, $315,000 for Agreement year 3 and 4, $360,000 for Agreement year 5, and $420,000 for Agreement year 6.

The Agreement also provided for United’s payment of an advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products. If United fails to spend the required marketing contribution in any calendar year, the deficiency will be paid to Licensor.

For the three months ended March 31, 2020 and 2019, royalties expense under this Agreement was $4,406 and $63,750, respectively.

d. Marketing and Order Processing Services Agreement

During October 2019, United Spirits, Inc. (“United”) executed a Marketing and Order Processing Services Agreement (the “Agreement”) with QVC, Inc. (“QVC”). Among other things, the Agreement provides for United’s grant to QVC of an exclusive worldwide right to promote the Bellissima products through direct response television programs.

The Initial License Period commenced October 2019 and expires December 2021 (i.e., two years after first airing of a Bellissima product). Unless either party notifies the other party in writing at least 30 days prior to the end of the Initial License Period or any Renewal License Period of its intent to terminate the Agreement, the License continually renews for additional two-year periods (each, a “Renewal License Period” in perpetuity).

The Agreement provides for United’s payment of “Marketing Fees” (payable no less than monthly) to QVC in amounts agreed to between United and QVC from time to time. For the three months ended March 31, 2020, the Marketing Fees expense (payable to QVC) was $53,724 and the direct response sales generated from QVC programs was $252,340.

e. Distribution Agreement

On May 1, 2015, BiVi entered into a Distribution Agreement with United Spirits, Inc. (“United”) for United to distribute and wholesale BiVi’s product and to act as the licensed importer and wholesaler. The Distribution Agreement provides United the exclusive right for a term of ten years to sell BiVi’s product for an agreed distribution fee equal to $1.00 per case of product sold. United is owned and managed by Richard DeCicco, the controlling shareholder and chief executive officer of Iconic.

In November 2015, Bellissima and United agreed to have United distribute and wholesale Bellissima’s products under the same terms contained in the Distribution Agreement with BiVi described in the preceding paragraph.

Effective April 1, 2019, Iconic and United agreed to have United distribute and wholesale Hooters brand products under the same terms contained in the Distribution Agreement with BiVi described in the second preceding paragraph.

f. Compensation Arrangements

Effective April 1, 2018, the Company executed Employment Agreements with its Chief Executive Officer Richard DeCicco (“DeCicco”) and its Vice President of Sales and Marketing Roseann Faltings (“Faltings”). Both agreements have a term of 24 months (to June 30, 2020). The DeCicco Employment Agreement provides for a base salary at the rate of $265,000 per annum and a compensation stock award of 300,000 shares of Iconic common stock issuable upon the effective date of the planned reverse stock split. The Faltings Employment Agreement provides for a base salary at the rate of $150,000 per annum and a compensation stock award of 100,000 shares of Iconic common stock issuable upon the effective date of the planned reverse stock split.

For the year ended December 31, 2018, we accrued a total of $311,250 officers compensation pursuant to these two Employment Agreements. In 2018, the accrued compensation was allocated 50% to Iconic ($155,625), 40% to Bellissima ($124,500), and 10% to BiVi ($31,125). For the year ended December 31, 2019, we accrued a total of $415,000 officers compensation pursuant to these two Employment Agreements which was allocated 50% to Iconic ($207,500), 40% to Bellissima ($166,000), and 10% to BiVi ($41,500).

For the three months ended March 31, 2020, we accrued a total of $103,750 officers compensation pursuant to these two Employment Agreements which was allocated 50% to Iconic ($51,875) and 50% to Bellissima ($51,875).

As of March 31, 2020 and December 31, 2019, accrued officers compensation was $837,800 and $813,050, respectively.

g. Lease Agreements

On March 27, 2018, United Spirits, Inc. executed a lease extension for the Company’s office and warehouse space in North Amityville New York. The extension has a term of three years from February 1, 2018 to January 31, 2021 and provides for monthly rent of $4,478.

On January 1, 2019, United Spirits, Inc. executed a lease agreement with the two officers of the Company to use part of their residence in Copiague, New York for Company office space. The agreement has a term of three years from January 1, 2019 to December 31, 2021 and provides for monthly rent of $3,930.

At March 31, 2020, the future minimum lease payments under these two non-cancellable operating leases were:

Year ended December 31, 2020	$75,672
Year ended December 31, 2021	51,643

Total	$127,315

The operating lease liabilities totaling $118,229 at March 31, 2020 as presented in the Consolidated Balance Sheets represents the discounted (at our 10% estimated incremental borrowing rate) value of the future lease payments of $127,315 at March 31, 2020.

h. Endorsement Agreement

In February 2020, Iconic executed an Endorsement Agreement with an entity (“CEE”) controlled by Chase Elliott (“Elliott”), driver of the Hendrick Motorsports Number 9 NAPA/Hooter’s Chevrolet in races of the NASCAR Cup Series. The agreement, which has a term ending on December 31, 2021, provides Iconic the right to utilize Elliott’s name in connection with the promotion and distribution of Hooters brand products and requires CEE and Elliott to perform certain specified services for Iconic including certain promotional appearances. The agreement provides for compensation payable to CEE of (1) Initial Share Award of 100,000 shares of Iconic common stock (which was issued on February 24, 2020); (2) $75,000 year 2020 cash compensation (which was paid March 6, 2020); (3) $75,000 year 2021 cash compensation payable on or before February 15, 2021; and (4) Year 2021 Second Share Award of that number of shares of Iconic common stock equal to $75,000 based upon the average closing price of the common stock for the five trading days immediately preceding February 15, 2021.

For the three months ended March 31, 2020, we expensed $16,495 in license fees relating to the Endorsement Agreement. As of March 31, 2020, prepaid license fees relating to the Endorsement Agreement was $126,005.

i. Concentration of sales

For the three months ended March 31, 2020 and 2019, sales consisted of:

	2020	2019
Bellissima product line:

QVC direct response sales	$252,340	$-
Other	80,105	118,213
Total Bellissima	332,445	118,213
BiVi product line	-	3,700
Hooters product line	73,441	-

Total	$405,886	$121,913

j. Coronavirus

In December 2019, a novel strain of coronavirus was reported to have surfaced in China. The spread of this virus began to cause some business disruption in our United States operations in March 2020. While the disruption is currently expected to be temporary, there is considerable uncertainty around the duration. Therefore, the Company expects this matter to negatively impact its operating results. However, the related financial impact and duration cannot be reasonably estimated at this time.

a. Iconic Guarantees

On May 26, 2015, BiVi LLC (“BiVi”) entered into a License Agreement with Neighborhood Licensing, LLC (the “BiVi Licensor”), an entity owned by Chazz Palminteri (“Palminteri”), to use Palminteri’s endorsement, signature and other intellectual property owned by the BiVi Licensor. Iconic has agreed to guarantee and act as surety for BiVi’s obligations under certain sections of the License Agreement and to indemnify the BiVi Licensor and Palminteri against third party claims.

On November 12, 2015, Bellissima Spirits LLC (“Bellissima”) entered into a License Agreement with Christie Brinkley, Inc. (the “Bellissima Licensor”), an entity owned by Christie Brinkley (“Brinkley”), to use Brinkley’s endorsement, signature, and other intellectual property owned by the Bellissima Licensor. Iconic has agreed to guarantee and act as surety for Bellissima’s obligations under certain sections of the License Agreement and to indemnify the Bellissima Licensor and Brinkley against third party claims.

b. Royalty Obligations of BiVi and Bellissima

Pursuant to the License Agreement with the Bivi Licensor (see Note 14a. above), BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee of $100,000 in year 1, $150,000 in year 2, $165,000 in year 3, $181,500 in year 4, $199,650 in year 5, and $219,615 in year 6 and each subsequent year.

Pursuant to the License Agreement and Amendment No. 1 to the License Agreement effective September 30, 2017 with the Bellissima Licensor (see Note 14a. above), Bellissima is obligated to pay the Bellissima Licensor a Royalty Fee equal to 10% of monthly gross sales (12.5% for sales in excess of defined Case Break Points) of Bellissima Brand products payable monthly. The Bellissima Licensor has the right to terminate the endorsement if Bellissima fails to sell 10,000 cases of Bellissima Brand products in year 1, 15,000 cases in year 2, or 20,000 cases in year 3 and each subsequent year.

c. Brand Licensing Agreement relating to Hooters Marks

On July 23, 2018, United Spirits, Inc. (“United”) executed a Brand Licensing Agreement (the “Agreement”) with HI Limited Partnership (“the Licensor”). The Agreement provides United a license to use certain “Hooters” Marks to manufacture, market, distribute, and sell alcoholic products.

The Initial Term of the Agreement is from July 23, 2018 through December 31, 2020. Provided that United is not in breach of any terms of the Agreement, United may extend the Term for an additional 3 years through December 31, 2023.

The Agreement provides for United’s payment of Royalty Fees (payable quarterly) to the Licensor equal to 6% of the net sales of the licensed products subject to a minimum royalty fee of $65,000 for Agreement year 1 (ending December 31, 2018), $255,000 for Agreement year 2, $315,000 for Agreement year 3 and 4, $360,000 for Agreement year 5, and $420,000 for Agreement year 6.

The Agreement also provided for United’s payment of an advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products. If United fails to spend the required marketing contribution in any calendar year, the deficiency will be paid to Licensor.

For the years ended December 31, 2019 and 2018, royalties expense under this Agreement was $137,267 and $65,000, respectively.

d. Marketing and Order Processing Services Agreement

During October 2019, United Spirits, Inc. (“United”) executed a Marketing and Order Processing Services Agreement (the “Agreement”) with QVC, Inc. (“QVC”). Among other things, the Agreement provides for United’s grant to QVC of an exclusive worldwide right to promote the Bellissima products through direct response television programs.

The Initial License Period commenced October 2019 and expires December 2021 (i.e., two years after first airing of a Bellissima product). Unless either party notifies the other party in writing at least 30 days prior to the end of the Initial License Period or any Renewal License Period of its intent to terminate the Agreement, the License continually renews for additional two-year periods (each, a “Renewal License Period” in perpetuity).

The Agreement provides for United’s payment of “Marketing Fees” (payable no less than monthly) to QVC in amounts agreed to between United and QVC from time to time. For the year ended December 31, 2019, the Marketing Fees expense (payable to QVC) was $82,983 and the direct response sales generated from QVC programs was $366,959.

e. Distribution Agreement

On May 1, 2015, BiVi entered into a Distribution Agreement with United Spirits, Inc. (“United”) for United to distribute and wholesale BiVi’s product and to act as the licensed importer and wholesaler. The Distribution Agreement provides United the exclusive right for a term of ten years to sell BiVi’s product for an agreed distribution fee equal to $1.00 per case of product sold. United is owned and managed by Richard DeCicco, the controlling shareholder and chief executive officer of Iconic.

In November 2015, Bellissima and United agreed to have United distribute and wholesale Bellissima’s products under the same terms contained in the Distribution Agreement with BiVi described in the preceding paragraph.

Effective April 1, 2019, Iconic and United agreed to have United distribute and wholesale Hooters brand products under the same terms contained in the Distribution Agreement with BiVi described in the second preceding paragraph.

f. Compensation Arrangements

Effective April 1, 2018, the Company executed Employment Agreements with its Chief Executive Officer Richard DeCicco (“DeCicco”) and its Vice President of Sales and Marketing Roseann Faltings (“Faltings”). Both agreements have a term of 24 months (to June 30, 2020). The DeCicco Employment Agreement provides for a base salary at the rate of $265,000 per annum and a compensation stock award of 300,000 shares of Iconic common stock issuable upon the effective date of the planned reverse stock split. The Faltings Employment Agreement provides for a base salary at the rate of $150,000 per annum and a compensation stock award of 100,000 shares of Iconic common stock issuable upon the effective date of the planned reverse stock split. For the year ended December 31, 2018, we accrued a total of $311,250 officers compensation pursuant to these two Employment Agreements. In 2018, the accrued compensation was allocated 50% to Iconic ($155,625), 40% to Bellissima ($124,500), and 10% to BiVi ($31,125). For the year ended December 31, 2019, we accrued a total of $415,000 officers compensation pursuant to these two Employment Agreements which was allocated 50% to Iconic ($207,500), 40% to Bellissima ($166,000), and 10% to BiVi ($41,500).

Prior to April 1, 2018, the Company used the services of its chief executive officer Richard DeCicco and its assistant secretary Roseann Faltings under informal compensation arrangements (without any employment agreements).

As of December 31, 2019 and December 31, 2018, accrued officers compensation was $813,050 and $811,250, respectively.

g. Lease Agreements

On March 27, 2018, United Spirits, Inc. executed a lease extension for the Company’s office and warehouse space in North Amityville New York. The extension has a term of three years from February 1, 2018 to January 31, 2021 and provides for monthly rent of $4,478.

On January 1, 2019, United Spirits, Inc. executed a lease agreement with the two officers of the Company to use part of their residence in Copiague, New York for Company office space. The agreement has a term of three years from January 1, 2019 to December 31, 2021 and provides for monthly rent of $3,930.

At December 31, 2019, the future minimum lease payments under these two non-cancellable operating leases were:

Year ended December 31, 2020	$100,900
Year ended December 31, 2021	51,643

Total	$152,543

The operating lease liabilities totaling $140,129 at December 31, 2019 as presented in the Consolidated Balance Sheets represents the discounted (at our 10% estimated incremental borrowing rate) value of the future lease payments of $152,543 at December 31, 2019.

h. Concentration of sales

For the years ended December 31, 2019 and 2018, sales consisted of:

	2019	2018
Bellissima product line:

QVC direct response sales	$366,959	$-
Other	681,457	555,102
Total Bellissima	1,048,416	555,102
BiVi product line	3,700	11,034
Hooters product line	158,126	-

Total	$1,210,242	$566,136

For the year ended December 31, 2019, our largest two customers accounted for sales of $119,640 and $105,608, respectively.

i. Coronavirus

In December 2019, a novel strain of coronavirus was reported to have surfaced in China. The spread of this virus began to cause some business disruption in our United States operations in March 2020. While the disruption is currently expected to be temporary, there is considerable uncertainty around the duration. Therefore, the Company expects this matter to negatively impact its operating results. However, the related financial impact and duration cannot be reasonably estimated at this time.